SHARE-BASED COMPENSATION - Compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
SHARE-BASED COMPENSATION
Share-based compensation related to share options	¥ 2,726,075		¥ 3,215,549		¥ 2,425,249
Tax Benefit From Compensation Expense | $		$ 0		$ 0		$ 0
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation related to share options	521,293	71,417	502,523		356,844
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation related to share options	197,320	27,033	180,465		121,396
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation related to share options	1,821,817	249,588	2,345,895		1,659,755
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation related to share options	185,645	$ 25,433	186,666		287,254
Share options
SHARE-BASED COMPENSATION
Share-based compensation related to share options	541,956		771,151		970,551
Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation related to share options	1,097,177		813,294		361,071
Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation related to share options	¥ 1,086,942		¥ 1,631,104		¥ 1,093,627